Commiments (Details) - Schedule of lease costs, lease term and discount rate with respect of the office and dormitory leases - USD ($)	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2021
Schedule of lease costs, lease term and discount rate with respect of the office and dormitory leases [Abstract]
Operating lease expense	$ 192,891
Right-of-use assets	692,781
Lease liabilities	346,629	$ 659,280
Lease liabilities - noncurrent	$ 341,273	$ 777,455
Weighted average remaining lease term	2 years 80 days
Weighted average discount rate	5.00%